Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2011
Registrant Name	dei_EntityRegistrantName	360 Funds
CIK	dei_EntityCentralIndexKey	0001319067
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Aug. 26, 2011
Effective Date	dei_DocumentEffectiveDate	Aug. 26, 2011
Prospectus Date	rr_ProspectusDate	Aug. 26, 2011
The USX China Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of The USX China Fund (the “Fund”) is long-term growth of capital.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 12 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 25 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-01
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104.59% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	104.59%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 1, 2012. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest over 80% of its assets in stocks issued by companies listed on U.S. exchanges whose principal business is located in or centered on the People’s Republic of China. For purposes of determining which companies have their principal business located in or centered on the People’s Republic of China, Parr Financial Group, LLC (the “Sub-Adviser”) considers these companies to include companies that: (i) have their principal office in China; (ii) conduct a majority of their business in China; and/or (iii) have a majority of their assets in China or derive a majority of their revenues from China (“Chinese Companies”). In determining the forgoing, the Sub-Adviser may rely on such information and sources as the Sub-Adviser deems reasonable and appropriate.

In addition, the Fund may invest from time to time in securities of companies located in or doing business in China that are not listed on U.S. exchanges or companies that are not Chinese Companies, subject to the 80% investment requirement described above. While these purchases may be in publicly traded stocks, the Fund may also invest up to 15% of its assets (determined at the time of purchase) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund's principal investment strategy is to invest over 80% of its assets in stocks issued by companies listed on U.S. exchanges whose principal business is located in or centered on the People's Republic of China.
Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

•	Market risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

•	Geographic concentration in China – The Chinese economy is generally considered an emerging and volatile market, and many Chinese companies may be very sensitive to adverse political, social, economic, or regulatory developments in China and other Asian countries, which could lead to losses.

•	Government relationships risk – Chinese companies may have business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government.

•	Foreign exposure risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

•	Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

•	Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

•	Illiquid securities risk – The Fund’s private investments in public companies may include illiquid securities, restricted securities or warrants, which are subject to risks of potential delays in resale and uncertainty in valuation.

•	Valuation risk – While the Fund’s restricted and illiquid securities are priced pursuant to established procedures, there is no guarantee such securities will be accurately valued. In addition, when establishing fair value for securities purchased on foreign exchanges, such valuations may not be able take into account events that occur after the close of non-U.S. markets affecting the value of such securities prior to the time the Fund calculates its net asset value.

•	Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Sub-Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

•	Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

•	Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

•	Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

•	Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

•	Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Nondiversified	rr_RiskNondiversifiedStatus	Non-diversified fund risk - A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of several broad-based securities market indexes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.theusxchinafund.com or by calling the Fund at 877.244.6235.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund's average annual returns for one year and since inception compare with those of several broad-based securities market indexes.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	877.244.6235
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.theusxchinafund.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class C Shares Returns as of 12/31*
Bar Chart, Closing	rr_BarChartClosingTextBlock

* The year-to-date return as of the most recent calendar quarter, which ended June 30, 2011, was -52.59%.

Quarterly Returns During This Time Period
Highest	50.56% (quarter ended June 30, 2009)
Lowest	-30.93% (quarter ended December 31, 2008)

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	(52.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	50.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.93%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For The Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (an "IRA") or 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class of shares and after-tax returns will vary for other classes.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (an “IRA”) or 401(k) plan. After-tax returns are shown only for one class of shares and after-tax returns will vary for other classes.

The USX China Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HPCHX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.50%
Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.59%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.33%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.26%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	669
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,383
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,118
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,047
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	669
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,383
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	2,118
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	4,047
1 year	rr_AverageAnnualReturnYear01	(21.90%)
5 year	rr_AverageAnnualReturnYear05	3.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2005
The USX China Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HPCCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.34%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.33%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	3.01%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	406
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,197
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,102
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,416
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	304
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,197
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	2,102
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	4,416
2006	rr_AnnualReturn2006	34.70%
2007	rr_AnnualReturn2007	49.39%
2008	rr_AnnualReturn2008	(64.23%)
2009	rr_AnnualReturn2009	106.15%
2010	rr_AnnualReturn2010	(18.86%)
1 year	rr_AverageAnnualReturnYear01	(18.86%)
5 year	rr_AverageAnnualReturnYear05	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2005
The USX China Fund | Class C shares | - After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(18.86%)
5 year	rr_AverageAnnualReturnYear05	3.01%
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2005
The USX China Fund | Class C shares | - After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(12.26%)
5 year	rr_AverageAnnualReturnYear05	3.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.99%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2005
The USX China Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.06%
5 year	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2005
The USX China Fund | MSCI AC Asia Pacific Ex Japan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.47%
5 year	rr_AverageAnnualReturnYear05	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2005
The USX China Fund | Halter USX China Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.36%
5 year	rr_AverageAnnualReturnYear05	15.80%
Since Inception	rr_AverageAnnualReturnSinceInception	14.76%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2005

[1]	Matrix 360 Advisor, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.00%. The current contractual agreement cannot be terminated prior to October 1, 2012 without the Board of Trustees' approval.
[2]	"Since Inception" performance for Class C and the above indices is as of July 1, 2005, the inception date of Class C Shares.